Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Derivative financial asset (liability), net	$ 178	$ 356	$ 101
Current portion of other long-term assets	8	92
Current portion of other long-term liabilities	(112)	(17)
Other long-term assets	282	281
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	3	2	$ 5
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(10)	8
Forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	(91)	70
AECO basis swap
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(8)	1
AECO fixed price swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(3)	3
WCS differential swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	0	(17)
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 290	$ 291